Schedule of trade and other receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
- Non-related parties	$ 853,668	$ 683,939
Trade receivables	853,668	683,939
- Advance payment to suppliers	138,532	119,745
- Deposits	112,367	108,550
- Prepayments	35,553	128,308
Non-trade receivables	286,452	356,603
Trade and other receivables	$ 1,140,120	$ 1,040,542